Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 182,372	$ 182,315
Accumulated Amortization	(128,693)	(110,951)
Net Amount	$ 53,679	71,364
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	indefinite
Gross amount	$ 50,000	50,000
Net Amount	$ 50,000	50,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 75,000	75,000
Accumulated Amortization	(75,000)	(67,187)
Net Amount	$ 0	7,813
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Gross amount	$ 45,423	45,423
Accumulated Amortization	(41,811)	(33,149)
Net Amount	$ 3,612	12,274
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross amount	$ 9,486	9,486
Accumulated Amortization	(9,486)	(8,434)
Net Amount	$ 0	1,052
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 2,463	2,406
Accumulated Amortization	(2,396)	(2,181)
Net Amount	$ 67	$ 225